Shareholder Report, Line Graph (Details) - USD ($)						5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	66 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	102 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Sep. 30, 2015	Mar. 31, 2021	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Mar. 31, 2022	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Mar. 31, 2023	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Mar. 31, 2024	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Mar. 31, 2025	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
American High-Income Trust - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class A (with sales charge)
Accumulated Value					$ 9,628							$ 10,605						$ 11,531						$ 11,945						$ 12,351						$ 12,685				$ 14,594				$ 12,863				$ 13,988				$ 16,340		$ 17,512
American High-Income Trust - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class C (with sales charge)
Accumulated Value					10,000							10,928						11,789						12,116						12,432						12,675				14,477				12,665				13,672				15,971		17,117
American High-Income Trust - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class T (with sales charge)
Accumulated Value		$ 9,747					$ 10,092							$ 10,477						$ 10,860						$ 11,182						$ 12,900					$ 11,399				$ 12,429				$ 14,557				$ 15,640
American High-Income Trust - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class F-1
Accumulated Value					10,000							11,012						11,969						12,392						12,810						13,156				15,137				13,338				14,503				16,939		18,152
American High-Income Trust - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class F-2
Accumulated Value					10,000							11,041						12,033						12,493						12,951						13,340				15,392				13,604				14,837				17,382		18,680
American High-Income Trust - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class F-3
Accumulated Value			$ 10,000					$ 10,495							$ 10,907						$ 11,318						$ 11,670						$ 13,479					$ 11,925				$ 13,019				$ 15,268				$ 16,425
American High-Income Trust - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-A (with sales charge)
Accumulated Value					9,647							10,616						11,535						11,940						12,338						12,669				14,573				12,841				13,960				16,304		17,471
American High-Income Trust - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-C (with sales charge)
Accumulated Value					10,000							10,922						11,777						12,098						12,410						12,649				14,550				12,820				13,938				16,278		17,443
American High-Income Trust - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-E
Accumulated Value					10,000							10,984						11,911						12,305						12,693						13,010				14,937				13,136				14,254				16,616		17,770
American High-Income Trust - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-T (with sales charge)
Accumulated Value		9,747					10,089							10,468						10,844						11,160						12,868					11,364				12,383				14,495				15,568
American High-Income Trust - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-F-1
Accumulated Value					10,000							11,030						12,011						12,461						12,907						13,284				15,312				13,517				14,723				17,227		18,494
American High-Income Trust® Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-F-2
Accumulated Value	$ 10,000					$ 10,954				$ 11,492			$ 11,197				$ 10,156		$ 10,870				$ 11,077		$ 12,146				$ 12,976		$ 13,171				$ 13,945
American High-Income Trust - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class 529-F-3
Accumulated Value	10,000					10,957				11,499			11,207				10,166		10,882				11,091		12,164				12,997		13,196				13,974
American High-Income Trust - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-1
Accumulated Value					10,000							10,929						11,791						12,118						12,434						12,675				14,477				12,667				13,679				15,869		16,888
American High-Income Trust - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-2
Accumulated Value					10,000							10,928						11,791						12,120						12,440						12,684				14,491				12,680				13,694				15,887		16,908
American High-Income Trust - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-2E
Accumulated Value					10,000							10,972						11,874						12,241						12,599						12,884				14,761				12,954				14,030				16,325		17,423
American High-Income Trust - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-3
Accumulated Value					10,000							10,978						11,900						12,287						12,668						12,975				14,890				13,088				14,196				16,542		17,682
American High-Income Trust - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-4
Accumulated Value					10,000							11,014						11,975						12,403						12,826						13,178				15,168				13,374				14,551				17,005		18,232
American High-Income Trust - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-5E
Accumulated Value				$ 10,000					$ 11,070							$ 12,069						$ 12,528						$ 12,982						$ 13,364					$ 15,413				$ 13,616				$ 14,843				$ 17,380		$ 18,670
American High-Income Trust - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-5
Accumulated Value					10,000							11,047						12,047						12,514						12,980						13,376				15,442				13,654				14,899				17,462		18,776
American High-Income Trust - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American High-Income Trust — Class R-6
Accumulated Value					10,000							11,054						12,060						12,535						13,008						13,413				15,493				13,707				14,965				17,549		18,879
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,771	10,214	10,308	10,566	9,955		10,519	9,365	10,090	10,182	10,574	8,502	10,527	8,917	11,129	11,231	10,445	8,556	10,399	9,069	11,906	12,015	11,521	9,546	11,470	9,511	11,799	11,908	12,325	9,821	12,271	10,077	10,169	12,215	12,161	10,142	10,235	10,432	10,385	11,315	11,419	10,499	10,452	11,641	11,748	11,713	11,661	12,051	11,998
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,683	$ 10,384	$ 10,540	$ 11,225	$ 11,073		$ 11,274	$ 10,612	$ 10,701	$ 10,861	$ 12,221	$ 9,506	$ 12,275	$ 10,256	$ 11,381	$ 11,551	$ 12,594	$ 10,484	$ 12,650	$ 11,399	$ 11,745	$ 11,921	$ 13,394	$ 12,133	$ 13,453	$ 12,276	$ 13,069	$ 13,265	$ 13,822	$ 13,032	$ 13,883	$ 11,220	$ 11,388	$ 15,381	$ 15,449	$ 12,374	$ 12,559	$ 13,205	$ 13,263	$ 14,321	$ 14,535	$ 14,562	$ 14,627	$ 15,381	$ 15,611	$ 16,853	$ 16,928	$ 18,102	$ 18,182